Summary of significant accounting policies - disaggregates revenue (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Summary of significant accounting policies
Total revenue	¥ 8,274,218	$ 1,219,469	¥ 9,383,590
Revenue recognized over time
Summary of significant accounting policies
Total revenue	8,208,137	1,209,729	9,175,518
Revenue recognized at a point in time
Summary of significant accounting policies
Total revenue	66,081	9,740	208,072
Adult education supporting services
Summary of significant accounting policies
Total revenue	5,074,720	747,921	5,671,628
Safety technology training services
Summary of significant accounting policies
Total revenue	2,290,080	337,516	3,503,890
Online course services
Summary of significant accounting policies
Total revenue	66,081	9,740	¥ 208,072
Customized equipment
Summary of significant accounting policies
Total revenue	¥ 843,337	$ 124,292